LOANS - Impaired Consumer Loans (Details) - Consumer $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Q	Dec. 31, 2015 USD ($) Q	Dec. 31, 2014 USD ($)
Financing receivable impaired
Recorded investment	$ 7,799	$ 10,192
Unpaid principal balance	8,987	11,659
Related specific allowance	1,608	2,046
Average carrying value	8,802	13,599
Interest income recognized	$ 402	$ 728	$ 1,106
Number of quarters used to calculate the average recorded investment balance | Q	4	4
Residential first mortgages
Financing receivable impaired
Recorded investment	$ 3,786	$ 6,038
Unpaid principal balance	4,157	6,610
Related specific allowance	540	739
Average carrying value	4,632	8,932
Interest income recognized	170	439
Impaired financing receivable without specific allowance	740	1,151
Home equity loans
Financing receivable impaired
Recorded investment	1,298	1,399
Unpaid principal balance	1,824	1,972
Related specific allowance	189	406
Average carrying value	1,326	1,778
Interest income recognized	35	64
Impaired financing receivable without specific allowance	406	459
Credit cards
Financing receivable impaired
Recorded investment	1,747	1,950
Unpaid principal balance	1,781	1,986
Related specific allowance	566	604
Average carrying value	1,831	2,079
Interest income recognized	158	179
Individual installment and other
Financing receivable impaired
Recorded investment	455	464
Unpaid principal balance	481	519
Related specific allowance	215	197
Average carrying value	475	449
Interest income recognized	27	33
Commercial market loans
Financing receivable impaired
Recorded investment	513	341
Unpaid principal balance	744	572
Related specific allowance	98	100
Average carrying value	538	361
Interest income recognized	12	13
Impaired financing receivable without specific allowance	$ 97	$ 86